Annual Fund Operating Expenses	Oct. 31, 2021
Class A
Operating Expenses:
Management Fees(1)	0.83%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.55%
Total Annual Fund Operating Expenses	1.71%
Advisory Fee Reduction(2)	(0.51%)	[2]
Total Annual Fund Operating Expenses After Expense Reduction	1.20%
Class C
Operating Expenses:
Management Fees(1)	0.83%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.55%
Total Annual Fund Operating Expenses	2.46%
Advisory Fee Reduction(2)	(0.51%)	[2]
Total Annual Fund Operating Expenses After Expense Reduction	1.95%
Class I
Operating Expenses:
Management Fees(1)	0.83%	[1]
Distribution and Service (12b-1) Fees	none
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.55%
Total Annual Fund Operating Expenses	1.46%
Advisory Fee Reduction(2)	(0.51%)	[2]
Total Annual Fund Operating Expenses After Expense Reduction	0.95%

[1]	”Management Fees” have been restated to reflect the investment advisory agreement of the Fund effective July 1, 2022, as if such agreement was in effect for the Fund’s fiscal year ended October 31, 2021.
[2]	Pursuant to the Fund’s investment advisory agreement, the Fund’s investment advisory fee is reduced by the Fund’s allocable portion of the advisory fees of the Portfolios in which it invests.